OTHER LIABILITIES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER LIABILITIES AND ACCRUED EXPENSES [Abstract]
Schedule of Other Liabilities And Accrued Expenses
	December 31,
	2013	2012

Employees and related liabilities	$2,606	$2,550
Accrued expenses	2,710	2,276
Taxes to government institutions	725	1,078
Deferred tax liability	256	1,150
	$6,297	$7,054